Schedule I-Summary of Investments Other-Than-Investments in Related Parties (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	$ 42.1
Amount at which shown in balance sheet	44.8	$ 46.8
Fixed maturity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	30.1
Fair Value	32.8
Amount at which shown in balance sheet	32.8
U.S. government and government agencies and authorities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	0.9
Fair Value	0.9
Amount at which shown in balance sheet	0.9
States, municipalities and political subdivisions
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	0.5
Fair Value	0.5
Amount at which shown in balance sheet	0.5
Foreign governments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	0.5
Fair Value	0.6
Amount at which shown in balance sheet	0.6
Residential mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	4.4
Fair Value	4.4
Amount at which shown in balance sheet	4.4
Commercial mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	2.0
Fair Value	2.0
Amount at which shown in balance sheet	2.0
U.S. corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	16.2
Fair Value	18.1
Amount at which shown in balance sheet	18.1
Foreign corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	5.6
Fair Value	6.3
Amount at which shown in balance sheet	6.3
Short-term investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	12.0
Amount at which shown in balance sheet	$ 12.0